Equity (Tables)	12 Months Ended
Mar. 31, 2011
Equity
Schedule of Shares of Common Stock and Treasury Stock

	Change in shares
	Issued shares	Treasury stock
Balance at March 31, 2008	15,741,209	2,102,470.82
Acquisition of treasury stock through purchase of fractional shares	—	2,726.22
Purchase of treasury stock under resolution of the board of directors	—	341,307.00
Resale of treasury stock to fractional shareholders	—	(1,824.08)
Effect of stock split	1,558,379,691	242,023,316.04
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	10,623
Purchase of treasury stock under resolution of the board of directors	—	6,386,800
Resale of treasury stock to holders of less-than-one-unit shares	—	(21,252)
Balance at March 31, 2009	1,574,120,900	250,844,167
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	130,382
Resale of treasury stock to holders of less-than-one-unit shares	—	(50,884)
Balance at March 31, 2010	1,574,120,900	250,923,665
Acquisition of treasury stock through purchase of less-than-one-unit shares	—	111,369
Resale of treasury stock to holders of less-than-one-unit shares	—	(49,201)
Cancellation of treasury stock under resolution of the board of directors	(125,461,833)	(125,461,833)

Balance at March 31, 2011	1,448,659,067	125,524,000

Schedule of Accumulated Other Comprehensive Income (Loss)

	2009	2010	2011
	Millions of yen
Unrealized gain (loss) on securities:
At beginning of year	¥39,028	¥17,470	¥33,128
Change during the year	(21,558)	15,658	(4,155)

At end of year	¥17,470	¥33,128	¥28,973

Unrealized gain (loss) on derivative instruments:
At beginning of year	¥(3,481)	¥1,613	¥686
Change during the year	5,094	(927)	(1,643)

At end of year	¥1,613	¥686	¥(957)

Foreign currency translation adjustments:
At beginning of year	¥29,773	¥(16,265)	¥(8,478)
Change during the year	(46,038)	7,787	(32,770)

At end of year	¥(16,265)	¥(8,478)	¥(41,248)

Pension liability adjustments:
At beginning of year	¥(91,748)	¥(344,735)	¥(214,942)
Change during the year	(252,987)	129,793	(75,534)

At end of year	¥(344,735)	¥(214,942)	¥(290,476)

Total accumulated other comprehensive income (loss):
At beginning of year	¥(26,428)	¥(341,917)	¥(189,606)
Change during the year	(315,489)	152,311	(114,102)

At end of year	¥(341,917)	¥(189,606)	¥(303,708)

Schedule of Change in Unrealized Gain (Loss) on Derivative Instruments

	2009
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥11,817	¥6,926
Less—Reclassification adjustment for realized gain included in net income	(3,108)	(1,832)

Net change in unrealized gain (loss) on derivative instruments	¥8,709	¥5,094

	2010
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥668	¥367
Less—Reclassification adjustment for realized gain included in net income	(2,157)	(1,294)

Net change in unrealized gain (loss) on derivative instruments	¥(1,489)	¥(927)

	2011
	Pre-tax amount	Net-of-tax amount
	Millions of yen
Unrealized gain (loss) arising during the period	¥(1,795)	¥(918)
Less—Reclassification adjustment for realized gain included in net income	(1,150)	(725)

Net change in unrealized gain (loss) on derivative instruments	¥(2,945)	¥(1,643)

Schedule of Changes in Accumulated Postemployment Benefit Obligations

	2010	2011
	Millions of yen
Net gain (loss) arising during period, before tax	¥193,129	¥(127,367)
Prior service cost arising during period, before tax	56	79

Reclassification adjustment, before tax
Amortization of net actuarial loss (gain)	45,693	24,492
Amortization of transition obligation	141	184
Amortization of prior service cost	(26,889)	(26,811)
Other	(2,812)	4,332

Change of pension liability adjustments during the year, before tax	209,318	(125,091)

Income tax expense related to pension liability adjustments	(79,525)	49,557

Change of pension liability adjustments during the year, net of tax	¥129,793	¥(75,534)

Schedule of Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss)

	Pre-tax amount	Tax benefit / (expense)	Net-of-tax amount
	Millions of yen
For the fiscal year ended March 31, 2009:
Unrealized gain (loss) on securities	¥(36,203)	¥11,307	¥(24,896)
Unrealized gain (loss) on derivative instruments	8,577	(3,615)	4,962
Foreign currency translation adjustments	(73,641)	13,348	(60,293)
Pension liability adjustment	(424,372)	158,242	(266,130)

Other comprehensive income (loss)	¥(525,639)	¥179,282	¥(346,357)

For the fiscal year ended March 31, 2010:
Unrealized gain (loss) on securities	¥36,582	¥(16,013)	¥20,569
Unrealized gain (loss) on derivative instruments	(1,526)	562	(964)
Foreign currency translation adjustments	13,202	(3,558)	9,644
Pension liability adjustments	214,494	(79,525)	134,969

Other comprehensive income (loss)	¥262,752	¥(98,534)	¥164,218

For the fiscal year ended March 31, 2011:
Unrealized gain (loss) on securities	¥(7,597)	¥1,306	¥(6,291)
Unrealized gain (loss) on derivative instruments	(2,835)	1,302	(1,533)
Foreign currency translation adjustments	(56,934)	12,818	(44,116)
Pension liability adjustments	(130,060)	49,557	(80,503)

Other comprehensive income (loss)	¥(197,426)	¥64,983	¥(132,443)